As filed with the Securities and Exchange Commission on March 29, 2021

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: July 31

Date of reporting period: August 1, 2020 – January 31, 2021

ITEM 1. REPORT TO STOCKHOLDERS.
ABR Funds
ABR 50/50 Volatility Fund
ABR 75/25 Volatility Fund
Semi-Annual Report
January 31, 2021
(Unaudited)
ABR Dynamic Blend Equity & Volatility Fund

ABR Dynamic Blend Equity & Volatility Fund
SCHEDULE OF INVESTMENTS
January 31, 2021

See Notes to Financial Statements.
At January 31, 2021, the Fund held the following exchange-traded futures contracts.
The following is a summary of the inputs used to value the Fund's investments as of January 31, 2021.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to
Financial Statements.
The Level 1 value displayed in this table includes futures.
Value
Investments, at value - 0.0% (Cost $0) $ 0
Other Assets & Liabilities, Net - 100.0% 164,737,530
Net Assets - 100.0% $ 164,737,530
Contracts Description
Expiration
Date
Notional Contract
Value Value
Net Unrealized
Appreciation
(Depreciation)
175 CBOE VIX Future 02/17/21 $ 4,837,359 $ 5,667,533 $ 830,174
129 CBOE VIX Future 03/17/21 3,866,899 4,182,245 315,346
831 S&P 500 E-mini Future 03/19/21 154,054,409 153,951,060 (103,349)
$ 162,758,667 $ 163,800,838 $ 1,042,171
Valuation Inputs Other Financial Instruments*
Level 1 - Quoted Prices $ 1,042,171
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 1,042,171
* Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation (depreciation)
at period end.
PORTFOLIO HOLDINGS
% of Total Net Assets
Other Assets & Liabilities, Net 100.0%
100.0%

ABR 50/50 Volatility Fund
SCHEDULE OF INVESTMENTS
January 31, 2021

See Notes to Financial Statements.
At January 31, 2021, the Fund held the following exchange-traded futures contracts:
The following is a summary of the inputs used to value the Fund's investments as of January 31, 2021.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to
Financial Statements.
The Level 1 value displayed in this table includes futures.
Value
Investments, at value - 0.0% (Cost $0) $ 0
Other Assets & Liabilities, Net - 100.0% 58,995,687
Net Assets - 100.0% $ 58,995,687
Contracts Description
Expiration
Date
Notional Contract
Value Value
Net Unrealized
Depreciation
(234) CBOE VIX Future 02/17/21 $ (5,905,519) $ (7,578,301) $ (1,672,782)
(172) CBOE VIX Future 03/17/21 (4,666,668) (5,576,326) (909,658)
165 S&P 500 E-mini Future 03/19/21 30,691,945 30,567,900 (124,045)
$ 20,119,758 $ 17,413,273 $ (2,706,485)
Valuation Inputs Other Financial Instruments*
Level 1 - Quoted Prices $ (2,706,485)
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ (2,706,485)
* Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation (depreciation)
at period end.
PORTFOLIO HOLDINGS
% of Total Net Assets
Other Assets & Liabilities, Net 100.0%
100.0%

ABR 75/25 Volatility Fund
SCHEDULE OF INVESTMENTS
January 31, 2021

See Notes to Financial Statements.
At January 31, 2021, the Fund held the following exchange-traded futures contracts:
The following is a summary of the inputs used to value the Fund's investments as of January 31, 2021.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to
Financial Statements.
The Level 1 value displayed in this table includes futures.
Value
Investments, at value - 0.0% (Cost $0) $ 0
Other Assets & Liabilities, Net - 100.0% 195,484,220
Net Assets - 100.0% $ 195,484,220
Contracts Description
Expiration
Date
Notional Contract
Value Value
Net Unrealized
Appreciation
(Depreciation)
(302) CBOE VIX Future 02/17/21 $ (7,637,496) $ (9,780,542) $ (2,143,046)
(223) CBOE VIX Future 03/17/21 (6,064,576) (7,229,772) (1,165,196)
779 S&P 500 E-mini Future 03/19/21 144,212,834 144,317,540 104,706
$ 130,510,762 $ 127,307,226 $ (3,203,536)
Valuation Inputs Other Financial Instruments*
Level 1 - Quoted Prices $ (3,203,536)
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ (3,203,536)
* Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation (depreciation)
at period end.
PORTFOLIO HOLDINGS
% of Total Net Assets
Other Assets & Liabilities, Net 100.0%
100.0%

ABR Funds
STATEMENTS OF ASSETS AND LIABILITIES
January 31, 2021

See Notes to Financial Statements.
* $21,997,536, $12,527,469, and $0 was held at StoneX Financial, Inc. and $27,458,185, $17,462,001 and $39,081,509 was held at ED&F Man Capital Markets, Inc.
for the ABR Dynamic Blend Equity & Volatility Fund, ABR 50/50 Volatility Fund, and ABR 75/25 Volatility Fund, respectively.
ABR Dynamic Blend
Equity & Volatility Fund
ABR 50/50
Volatility Fund
ABR 75/25
Volatility Fund
ASSETS
Cash $ 114,522,972 $ 28,845,741 $ 155,132,369
Deposits with broker* 49,455,721 29,989,470 39,081,509
Receivables:
Fund shares sold 1,046,144 306,113 1,691,049
Interest 7,065 1,685 9,431
Prepaid expenses 24,977 20,443 4,741
Total Assets
165,056,879 59,163,452 195,919,099
LIABILITIES
Payables:
Fund shares redeemed 47,183 21,861 34,744
Accrued Liabilities:
Investment adviser fees 230,730 112,230 319,722
Trustees’ fees and expenses 184 461 1,065
Fund services fees 10,405 14,032 21,192
Other expenses 30,847 19,181 58,156
Total Liabilities
319,349 167,765 434,879
NET ASSETS
$ 164,737,530 $ 58,995,687 $ 195,484,220
COMPONENTS OF NET ASSETS
Paid-in capital $ 167,268,300 $ 57,501,940 $ 201,840,698
Distributable earnings (loss) (2,530,770) 1,493,747 (6,356,478)
NET ASSETS
$ 164,737,530 $ 58,995,687 $ 195,484,220
SHARES OF BENEFICIAL INTEREST AT NO PAR
VALUE (UNLIMITED SHARES AUTHORIZED)
Institutional Shares 11,134,560 7,377,658 19,063,583
Investor Shares 2,431,998 405,989 1,416,365
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE
Institutional Shares (based on net assets of
$135,754,019, $55,943,236 and $181,990,395,
respectively) $ 12.19 $ 7.58 $ 9.55
Investor Shares (based on net assets of $28,983,511,
$3,052,451 and $13,493,825, respectively) $ 11.92 $ 7.52 $ 9.53

ABR Funds
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED JANUARY 31, 2021*

See Notes to Financial Statements.
*The ABR 75/25 Volatility Fund commenced operations on August 3, 2020.
ABR Dynamic Blend
Equity & Volatility Fund
ABR 50/50
Volatility Fund
ABR 75/25
Volatility Fund
INVESTMENT INCOME
Interest income $ 84,113 $ 7,740 $ 52,423
Total Investment Income
84,113 7,740 52,423
EXPENSES
Investment adviser fees 1,737,002 606,718 1,796,720
Fund services fees 103,711 40,670 82,397
Transfer agent fees:
Institutional Shares 15,779 12,494 12,934
Investor Shares 12,126 11,517 30,184
Distribution fees:
Investor Shares 48,667 3,942 8,635
Custodian fees 8,667 2,807 6,390
Registration fees:
Institutional Shares 8,439 9,723 14,995
Investor Shares 8,363 8,556 806
Professional fees 23,407 19,547 23,498
Trustees' fees and expenses 8,892 3,743 6,333
Offering costs
– – 69,503
Brokerage fees 11,922 3,886 813
Other expenses 104,317 36,341 50,512
Total Expenses 2,091,292 759,944 2,103,720
Fees waived and expenses reimbursed
(57,482) (149,283) (836,952)
Net Expenses
2,033,810 610,661 1,266,768
NET INVESTMENT LOSS
(1,949,697) (602,921) (1,214,345)
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments
– 46,970 75,620
Futures
7,936,158 8,664,718 (2,014,217)
Net realized gain (loss)
7,936,158 8,711,688 (1,938,597)
Net change in unrealized appreciation (depreciation) on:
Investments
(19,045) – –
Futures
(8,517,131) (6,325,606) (3,203,536)
Net change in unrealized appreciation (depreciation)
(8,536,176) (6,325,606) (3,203,536)
NET REALIZED AND UNREALIZED GAIN (LOSS)
(600,018) 2,386,082 (5,142,133)
INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS
$ (2,549,715) $ 1,783,161 $ (6,356,478)

ABR Funds
STATEMENTS OF CHANGES IN NET ASSETS

See Notes to Financial Statements.
*Commencement of operations.
ABR Dynamic Blend
Equity & Volatility Fund
ABR 50/50
Volatility Fund
ABR 75/25
Volatility Fund
For the Six
Months
Ended
January 31, 2021
For the Year
Ended
July 31, 2020
For the Six
Months
Ended
January 31, 2021
For the Year
Ended
July 31, 2020
August 3, 2020*
through
January 31, 2021
OPERATIONS
Net investment loss $ (1,949,697) $ (1,121,611) $ (602,921) $ (331,215) $ (1,214,345)
Net realized gain (loss) 7,936,158 27,621,122 8,711,688 (2,980,830) (1,938,597)
Net change in unrealized
appreciation (depreciation) (8,536,176) 8,764,217 (6,325,606) 3,505,291 (3,203,536)
Increase (Decrease) in Net Assets
Resulting from Operations
(2,549,715) 35,263,728 1,783,161 193,246 (6,356,478)
DISTRIBUTIONS TO
SHAREHOLDERS
Institutional Shares (28,484,217) (297,985) (361) (431,179) –
Investor Shares (6,484,904) (38,720) (18) (152,115) –
Total Distributions Paid
(34,969,121) (336,705) (379) (583,294) –
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares 109,415,410 169,347,487 56,155,833 49,737,815 224,966,367
Investor Shares 21,561,028 50,706,170 1,715,797 6,660,929 14,849,106
Reinvestment of distributions:
Institutional Shares 16,253,455 234,470 94 311,458 –
Investor Shares 5,890,452 38,720 18 152,115 –
Redemption of shares:
Institutional Shares
(155,205,292) (42,775,743) (47,717,562) (6,801,223) (37,073,965)
Investor Shares
(31,988,245) (16,638,251) (1,936,923) (4,214,120) (900,810)
Increase (Decrease) in Net Assets from
Capital Share Transactions
(34,073,192) 160,912,853 8,217,257 45,846,974 201,840,698
Increase (Decrease) in Net Assets
(71,592,028) 195,839,876 10,000,039 45,456,926 195,484,220
NET ASSETS
Beginning of Period
236,329,558 40,489,682 48,995,648 3,538,722 –
End of Period
$ 164,737,530 $ 236,329,558 $ 58,995,687 $ 48,995,648 $ 195,484,220
SHARE TRANSACTIONS
Sale of shares:
Institutional Shares 7,577,490 12,322,273 6,957,049 7,024,796 22,781,556
Investor Shares 1,482,650 3,531,446 218,084 870,818 1,506,341
Reinvestment of distributions:
Institutional Shares 1,346,600 23,123 11 37,936 –
Investor Shares 498,767 3,880 2 18,642 –
Redemption of shares:
Institutional Shares
(10,502,969) (3,292,294) (6,056,201) (953,690) (3,717,973)
Investor Shares
(2,258,284) (1,140,567) (257,623) (537,471) (89,976)
Increase (Decrease) in Shares
(1,855,746) 11,447,861 861,322 6,461,031 20,479,948

ABR DYNAMIC BLEND EQUITY & VOLATILITY FUND
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Six
Months Ended
January 31,
2021
For the Years Ended July 31,
August 3, 2015 (a)
Through
July 31, 2016 2020 2019 2018 2017
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of
Period
$ 15.37 $ 10.20 $ 10.63 $ 10.12 $ 9.67 $ 10.00
INVESTMENT OPERATIONS
Net investment loss (b) (0.14) (0.16) (0.13) (0.16) (0.02) 0.00(c)
Net realized and unrealized gain
(loss)
(0.03) 5.41 0.08 1.00 0.59 (0.26)(d)
Total from Investment Operations
(0.17) 5.25 (0.05) 0.84 0.57 (0.26)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income – – – – – (0.02)
Net realized gain
(3.01) (0.08) (0.38) (0.33) (0.12) (0.05)
Total Distributions to Shareholders
(3.01) (0.08) (0.38) (0.33) (0.12) (0.07)
NET ASSET VALUE, End of Period
$ 12.19 $ 15.37 $ 10.20 $ 10.63 $ 10.12 $ 9.67
TOTAL RETURN
(0.88)%(e) 51.91% (0.31)% 8.45% 5.99% (2.56)%(e)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s
omitted) $ 135,754 $ 195,398 $ 37,331 $ 23,783 $ 15,335 $ 1,410
Ratios to Average Net Assets:
Net investment loss (1.91)%(g) (1.28)% (1.31)% (1.54)% (0.21)%(f) (0.03)%(f)(g)
Net expenses 2.00%(g) 2.00% 2.00% 2.03% 2.00%(f) 2.00%(f)(g)
Brokerage fees 0.01%(g) 0.01% 0.02% 0.03% –%(f) –%(f)(g)
Net expenses without brokerage
fees 1.99%(g) 1.99% 1.98% 2.00% 2.00%(f) 2.00%(f)(g)
Gross expenses (h) 2.03%(g) 2.20% 2.41% 2.68% 4.63% 21.68%(f)(g)
PORTFOLIO TURNOVER RATE 0%(e) 0% 0% 0% 467% 739%(e)
(a) Commencement of operations.
(b) Calculated based on average shares outstanding during each period.
(c) Less than $0.01 per share.
(d) Per share amount does not accord with the amount reported in the Statement of Operations for the period ended July 31, 2016 due to the timing of Fund share sales and the amount per share of realized and unrealized gains and losses at such time.
(e) Not annualized.
(f) The ratios of expenses and net investment loss to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.
(g) Annualized.
(h) Reflects the expense ratio excluding any waivers and/or reimbursements.

ABR DYNAMIC BLEND EQUITY & VOLATILITY FUND
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Six
Months Ended
January 31,
2021
For the Years Ended July 31,
August 14, 2015 (a)
Through
July 31, 2016 2020 2019 2018 2017
INVESTOR SHARES
NET ASSET VALUE, Beginning of
Period
$ 15.11 $ 10.05 $ 10.51 $ 10.08 $ 9.65 $ 9.99
INVESTMENT OPERATIONS
Net investment loss (b) (0.16) (0.20) (0.16) (0.19) (0.03) (0.01)
Net realized and unrealized gain
(loss)
(0.02) 5.34 0.08 0.95 0.58 (0.26)(c)
Total from Investment Operations
(0.18) 5.14 (0.08) 0.76 0.55 (0.27)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income – – – – – (0.02)
Net realized gain
(3.01) (0.08) (0.38) (0.33) (0.12) (0.05)
Total Distributions to Shareholders
(3.01) (0.08) (0.38) (0.33) (0.12) (0.07)
NET ASSET VALUE, End of Period
$ 11.92 $ 15.11 $ 10.05 $ 10.51 $ 10.08 $ 9.65
TOTAL RETURN
(0.98)%(d) 51.59% (0.61)% 7.67% 5.79% (2.70)%(d)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s
omitted) $ 28,984 $ 40,932 $ 3,158 $ 1,491 $ 1,308 $ 260
Ratios to Average Net Assets:
Net investment loss (2.16)%(f) (1.53)% (1.58)% (1.80)% (0.29)%(e) (0.14)%(e)(f)
Net expenses 2.25%(f) 2.25% 2.25% 2.28% 2.25%(e) 2.25%(e)(f)
Brokerage fees 0.01%(f) 0.01% 0.02% 0.03% –%(e) –%(e)(f)
Net expenses without brokerage
fees 2.24%(f) 2.24% 2.23% 2.25% 2.25%(e) 2.25%(e)(f)
Gross expenses (g) 2.40%(f) 2.76% 3.81% 6.41% 13.83%(e) 41.59%(e)(f)
PORTFOLIO TURNOVER RATE 0%(d) 0% 0% 0% 467% 739%(d)
(a) Commencement of operations.
(b) Calculated based on average shares outstanding during each period.
(c) Per share amount does not accord with the amount reported in the Statement of Operations for the period ended July 31, 2016 due to the timing of Fund share sales and the amount per share of realized and unrealized gains and losses at such time.
(d) Not annualized.
(e) The ratios of expenses and net investment loss to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.
(f) Annualized.
(g) Reflects the expense ratio excluding any waivers and/or reimbursements.

ABR 50/50 VOLATILITY FUND
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Six Months
Ended
January 31, 2021
For the Years Ended July 31, October 2, 2017 (a)
Through
July 31, 2018 2020 2019
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period
$ 7.08 $ 7.68 $ 7.80 $ 10.00
INVESTMENT OPERATIONS
Net investment loss (b) (0.10) (0.15) (0.05) (0.05)
Net realized and unrealized gain (loss)
0.60 0.40 0.57 (2.05)(c)
Total from Investment Operations
0.50 0.25 0.52 (2.10)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
(0.00)(d) (0.85) (0.64) (0.10)
Total Distributions to Shareholders
(0.00) (0.85) (0.64) (0.10)
NET ASSET VALUE, End of Period
$ 7.58 $ 7.08 $ 7.68 $ 7.80
TOTAL RETURN
7.06%(e) 1.71% 9.46% (21.24)%(e)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted) $ 55,943 $ 45,863 $ 2,824 $ 2,909
Ratios to Average Net Assets:
Net investment loss (2.46)%(f) (2.11)% (0.74)% (0.73)%(f)
Net expenses 2.50%(f) 2.50% 2.50% 2.66%(f)
Brokerage fees 0.02%(f) 0.05% 0.14% 0.16%(f)
Net expenses without brokerage fees 2.48%(f) 2.45% 2.36% 2.50%(f)
Gross expenses (g) 3.02%(f) 3.70% 6.66% 10.28%(f)
PORTFOLIO TURNOVER RATE 0%(e) 875% 963% 748%(e)
(a) Commencement of operations.
(b) Calculated based on average shares outstanding during each period.
(c)
Per share amount does not accord with the amount reported in the Statement of Operations for the period ended July 31, 2018 due to the timing of Fund share sales and the amount per share of realized and unrealized gains and losses at such time.
(d) Less than $0.01 per share.
(e) Not annualized.
(f) Annualized.
(g) Reflects the expense ratio excluding any waivers and/or reimbursements.

ABR 50/50 VOLATILITY FUND
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Six Months
Ended
January 31, 2021
For the Years Ended July 31, October 11, 2017 (a)
Through
July 31, 2018 2020 2019
INVESTOR SHARES
NET ASSET VALUE, Beginning of Period
$ 7.03 $ 7.64 $ 7.79 $ 10.06
INVESTMENT OPERATIONS
Net investment loss (b) (0.11) (0.17) (0.07) (0.06)
Net realized and unrealized gain (loss)
0.60 0.41 0.56 (2.11)(c)
Total from Investment Operations
0.49 0.24 0.49 (2.17)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
(0.00)(d) (0.85) (0.64) (0.10)
Total Distributions to Shareholders
(0.00) (0.85) (0.64) (0.10)
NET ASSET VALUE, End of Period
$ 7.52 $ 7.03 $ 7.64 $ 7.79
TOTAL RETURN
6.97%(e) 1.58% 9.07% (21.81)%(e)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted) $ 3,052 $ 3,133 $ 715 $ 1,758
Ratios to Average Net Assets:
Net investment loss (2.72)%(f) (2.36)% (0.99)% (0.95)%(f)
Net expenses 2.75%(f) 2.75% 2.75% 2.91%(f)
Brokerage fees 0.02%(f) 0.09% 0.14% 0.16%(f)
Net expenses without brokerage fees 2.73%(f) 2.66% 2.61% 2.75%(f)
Gross expenses (g) 4.68%(f) 6.53% 8.24% 9.55%(f)
PORTFOLIO TURNOVER RATE 0%(e) 875% 963% 748%(e)
(a) Commencement of operations.
(b) Calculated based on average shares outstanding during each period.
(c)
Per share amount does not accord with the amount reported in the Statement of Operations for the period ended July 31, 2018 due to the timing of Fund share sales and the amount per share of realized and unrealized gains and losses at such time.
(d) Less than $0.01 per share.
(e) Not annualized.
(f) Annualized.
(g) Reflects the expense ratio excluding any waivers and/or reimbursements.

ABR 75/25 VOLATILITY FUND
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each period .
August 3, 2020 (a)
Through
January 31, 2021
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period
$ 10.00
INVESTMENT OPERATIONS
Net investment loss (b) (0.08)
Net realized and unrealized loss
(0.37)
Total from Investment Operations
(0.45)
NET ASSET VALUE, End of Period
$ 9.55
TOTAL RETURN
(4.50)%(c)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted) $ 181,990
Ratios to Average Net Assets:
Net investment loss (1.66)%(d)
Net expenses 1.75%(d)
Brokerage fees 0.00%(d)
Net expenses without brokerage fees 1.75%(d)
Gross expenses (e) 2.79%(d)
PORTFOLIO TURNOVER RATE 0%(c)
(a) Commencement of operations.
(b) Calculated based on average shares outstanding during each period.
(c) Not annualized.
(d) Annualized.
(e) Reflects the expense ratio excluding any waivers and/or reimbursements.

ABR 75/25 VOLATILITY FUND
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each period .
August 5, 2020 (a)
Through
January 31, 2021
INVESTOR SHARES
NET ASSET VALUE, Beginning of Period
$ 10.00
INVESTMENT OPERATIONS
Net investment loss (b) (0.09)
Net realized and unrealized loss
(0.38)
Total from Investment Operations
(0.47)
NET ASSET VALUE, End of Period
$ 9.53
TOTAL RETURN
(4.70)%(c)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted) $ 13,494
Ratios to Average Net Assets:
Net investment loss (1.92)%(d)
Net expenses 2.00%(d)
Brokerage fees 0.00%(d)
Net expenses without brokerage fees 2.00%(d)
Gross expenses (e) 5.60%(d)
PORTFOLIO TURNOVER RATE 0%(c)
(a) Commencement of operations.
(b) Calculated based on average shares outstanding during each period.
(c) Not annualized.
(d) Annualized.
(e) Reflects the expense ratio excluding any waivers and/or reimbursements.

ABR Funds
NOTES TO FINANCIAL STATEMENTS
January 31, 2021

Organization
The ABR Dynamic Blend Equity & Volatility Fund is a diversified portfolio and the ABR 50/50 Volatility Fund and ABR 75/25 Volatility
Fund (individually, a “Fund” and collectively, the “Funds”) are non-diversified portfolios of Forum Funds II (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of
1940, as amended (the “Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of each Fund’s shares of beneficial interest without par value. Each Fund currently offers two classes of shares: Institutional Shares and Investor Shares.
Institutional Shares and Investor Shares commenced operations on August 3, 2015, and August 14, 2015, respectively, for the ABR
Dynamic Blend Equity & Volatility Fund; October 2, 2017 and October 11, 2017, respectively, for the ABR 50/50 Volatility Fund; and
August 3, 2020 and August 5, 2020, respectively, for the ABR 75/25 Volatility Fund. The ABR Dynamic Blend Equity & Volatility
Fund’s investment objective is to seek investment results that correspond generally to the performance, before the Fund’s fees and expenses, of a benchmark index that measures the investment returns of a dynamic ratio of large-capitalization stocks and the volatility of large-capitalization stocks. The ABR 50/50 Volatility Fund and ABR 75/25 Volatility Fund’s investment objective is to seek long-term capital appreciation. Prior to December 1, 2020, the ABR 50/50 Volatility Fund was named ABR Dynamic Short Volatility Fund.
Summary of Significant Accounting Policies
The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board
(“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of each Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Debt securities may be valued at prices supplied by a fund’s pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics such as rating, interest rate and maturity. Futures contracts are valued at the day’s settlement price on the exchange where the contract is traded. Shares of non-exchange traded open-end mutual funds are valued at net asset value (“NAV”). Short-term investments that mature in sixty days or less may be valued at amortized cost.
Each Fund values its investments at fair value pursuant to procedures adopted by the Trust’s Board of Trustees (the “Board”) if (1) market quotations are not readily available or (2) the Adviser, as defined in Note 4, believes that the values available are unreliable. The Trust’s
Valuation Committee, as defined in each Fund’s registration statement, performs certain functions as they relate to the administration and oversight of each Fund’s valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.
The Valuation Committee may work with the Adviser to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.

ABR Funds
NOTES TO FINANCIAL STATEMENTS
January 31, 2021

Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as
Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S. market.
Level 3 - Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of January 31, 2021, for each Fund’s investments is included in each Fund’s Schedule of
Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized to the next call date above par and discount is accreted to maturity using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Futures Contracts – Each Fund may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum “initial margin” requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and value at the time it was closed. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities.
Notional amounts of each individual futures contract outstanding as of January 31, 2021, for each Fund, are disclosed in the Notes to
Schedules of Investments.
Distributions to Shareholders – Each Fund declares any dividends from net investment income and pays them annually. Any net capital gains realized by the Funds are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.
Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from
GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by each
Fund, timing differences and differing characterizations of distributions made by each Fund.
Federal Taxes – Each Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of Chapter
1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of their taxable income to shareholders.
In addition, by distributing in each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. Each Fund will file a U.S. federal income and excise tax return as required. Each Fund’s federal income tax returns are subject to examination by the Internal Revenue
Service for a period of three fiscal years after they are filed. As of January 31, 2021, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.

ABR Funds
NOTES TO FINANCIAL STATEMENTS
January 31, 2021

The Funds' class-specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class’ respective net assets to the total net assets of each Fund.
Commitments and Contingencies – In the normal course of business, each Fund enters into contracts that provide general indemnifications by each Fund to the counterparty to the contract. Each Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. Each Fund has determined that none of these arrangements requires disclosure on each Fund’s balance sheet.
Offering Costs – Offering costs for the ABR 75/25 Volatility Fund of $69,503 consisted of fees related to the mailing and printing of the initial prospectus, certain startup legal costs, and initial registration filings. Such costs are amortized over a twelve-month period beginning with the commencement of operations of the ABR 75/25 Volatility Fund.
Cash – Concentration in Uninsured Account
For cash management purposes, each Fund may concentrate cash with each Fund’s custodian. This typically results in cash balances exceeding the Federal Deposit Insurance Corporation (“FDIC”) insurance limits. As of January 31, 2021, the ABR Dynamic Blend
Equity & Volatility Fund, ABR 50/50 Volatility Fund, and ABR 75/25 Volatility Fund had $114,272,972, $28,595,741 and $154,882,369,
respectively, at MUFG Union Bank, N.A. that exceeded the FDIC insurance limit.
Fees and Expenses
Investment Adviser – ABR Dynamic Funds, LLC (the “Adviser”) is the investment adviser to the Funds. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, at an annual rate of 1.75%, 2.50%, and 2.50% of the average daily net assets of the ABR Dynamic Blend Equity & Volatility Fund, ABR 50/50 Volatility Fund, and ABR 75/25 Volatility Fund,
respectively.
Distribution – Foreside Fund Services, LLC serves as each Fund’s distributor (the “Distributor”). The Funds have adopted a Distribution
Plan (the “Plan”) in accordance with Rule 12b-1 of the Act. Under the Plan, each Fund may pay the Distributor and/or any other entity as authorized by the Board a fee of up to 0.25% of each Fund’s average daily net assets of Investor Shares for providing distribution and/
or shareholder services to the Funds. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings, LLC (d/b/a Apex Fund Services) (“Apex”) or their affiliates.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to each Fund.
The fees related to these services are included in Fund services fees and Transfer agent fees within the Statements of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex Services Agreement, each Fund pays Apex customary fees for its services. Apex provides a Principal Executive Officer, a Principal Financial Officer, a Chief
Compliance Officer and an Anti-Money Laundering Officer to each Fund, as well as certain additional compliance support functions.
Trustees and Officers – The Trust pays each Independent Trustee an annual fee of $16,000 ($21,000 for the Chairman) for service to the Trust. The Independent Trustees and Chairman may receive additional fees for special Board meetings. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses incurred in connection with their duties as Trustees, including travel and related expenses incurred in attending Board meetings. The amount of Independent Trustees’ fees attributable to each Fund is disclosed in the Statements of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from each Fund.
Expenses Reimbursed and Fees Waived
The Adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses
After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, proxy expenses and extraordinary expenses) to 2.00% for Institutional Shares and 2.25% for Investor Shares of the ABR Dynamic Blend Equity & Volatility
Fund; 2.50% for Institutional Shares and 2.75% for Investor Shares of the ABR 50/50 Volatility Fund; and 1.75% for Institutional
Shares and 2.00% for Investor Shares of the ABR 75/25 Volatility Fund, through at least at least November 30, 2021. Other Fund service

ABR Funds
NOTES TO FINANCIAL STATEMENTS
January 31, 2021

providers have voluntarily agreed to waive and reimburse a portion of their fees. These voluntary fee waivers and reimbursements may be reduced or eliminated at any time. For the period ended January 31, 2021, fees waived and expenses reimbursed were as follows:
The Adviser may be reimbursed by each Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is approved by the Board, made within three years of the fee waiver or expense reimbursement, and does not cause the
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-current expense cap, or (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. As of January 31, 2021, $407,151,
$595,111 and $777,266 is subject to recapture by the Adviser for the ABR Dynamic Blend Equity & Volatility Fund, ABR 50/50
Volatility Fund, and ABR 75/25 Volatility Fund, respectively. Other Waivers are not eligible for recoupment.
Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments, during the period ended January 31, 2021, were as follows:
Summary of Derivative Activity
The volume of open derivative positions may vary on a daily basis as each Fund transacts derivative contracts in order to achieve the exposure desired by the Adviser. The total notional value of transactions for the period ended January 31, 2021, for any derivative type that was held is as follows:
Each Fund’s use of derivatives during the period ended January 31, 2021, was limited to futures contracts.
Realized and unrealized gains and losses on derivatives contracts during the period ended January 31, 2021, by each Fund are recorded in the following locations on the Statements of Operations:
ABR Dynamic Blend Equity & Volatility Fund
Investment Adviser
Fees Waived
Investment
Adviser Expenses
Reimbursed Other Waivers
Total Fees Waived and
Expenses Reimbursed
ABR Dynamic Blend Equity & Volatility Fund $ - $ 29,287 $ 28,195 $ 57,482
ABR 50/50 Volatility Fund - 139,224 10,059 149,283
ABR 75/25 Volatility Fund 213,407 563,859 59,686 836,952
U.S. Government Obligations
Purchases Sales
ABR Dynamic Blend Equity & Volatility Fund $ – $ –
ABR 50/50 Volatility Fund 10,958,111 11,004,542
ABR 75/25 Volatility Fund 17,448,448 17,523,206
ABR Dynamic Blend
Equity & Volatility Fund
ABR 50/50
Volatility Fund
ABR 75/25
Volatility Fund
Futures Contracts $ 1,381,154,789 $ 351,498,040 $ 1,015,349,189
Location:
Equity
Contracts
Net realized gain (loss) on:
Futures $ 7,936,158
Total net realized gain (loss) $ 7,936,158
Net change in unrealized appreciation (depreciation) on:
Futures $ (8,517,131)
Total net change in unrealized appreciation (depreciation) $ (8,517,131)

ABR Funds
NOTES TO FINANCIAL STATEMENTS
January 31, 2021

ABR 50/50 Volatility Fund
ABR 75/25 Volatility Fund
Federal Income Tax
As of January 31, 2021, cost for federal income tax purposes is substantially the same as for financial statement purposes and the components of net unrealized appreciation were as follows:
As of July 31, 2020, distributable earnings (accumulated loss) on a tax basis for the ABR Dynamic Blend Equity & Volatility Fund and
ABR 50/50 Volatility Fund were as follows:
As of January 31, 2021, distributable earnings (accumulated loss) on a tax basis for the ABR 75/25 Volatility Fund was as follows:
For tax purposes, the prior year late-year ordinary loss was $35,681 for the ABR 50/50 Volatility Fund (realized during the period
January 1, 2020 through July 31, 2020). The prior year post-October loss was $253,354 for the ABR 50/50 Volatility Fund (realized during the period November 1, 2019 through July 31, 2020). These losses were recognized for tax purposes on the first business day of the ABR 50/50 Volatility Fund’s current fiscal year, August 1, 2020.
Subsequent Events
The global outbreak of the COVID-19 virus has caused negative effects on many companies, sectors, countries, regions, and financial markets in general, and uncertainty exists as to its long-term implications. The effects of the pandemic may adversely impact each Fund's assets and performance. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.
Management has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of the date the financial statements were issued.
Location:
Equity
Contracts
Net realized gain (loss) on:
Futures $ 8,664,718
Total net realized gain (loss) $ 8,664,718
Net change in unrealized appreciation (depreciation) on:
Futures $ (6,325,606)
Total net change in unrealized appreciation (depreciation) $ (6,325,606)
Location:
Equity
Contracts
Net realized gain (loss) on:
Futures $ (2,014,217)
Total net realized gain (loss) $ (2,014,217)
Net change in unrealized appreciation (depreciation) on:
Futures $ (3,203,536)
Total net change in unrealized appreciation (depreciation) $ (3,203,536)
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
ABR Dynamic Blend Equity & Volatility Fund $ – $ – $ –
ABR 50/50 Volatility Fund – – –
ABR 75/25 Volatility Fund – – –
Undistributed
Ordinary Income
Undistributed
Long-Term Gain
Capital and Other
Losses
Unrealized
Appreciation Total
ABR Dynamic Blend Equity & Volatility Fund $ 13,165,572 $ 21,803,449 $ – $ 19,045 $ 34,988,066
ABR 50/50 Volatility Fund – – (289,035) – (289,035)
Capital and Other
Losses Total
ABR 75/25 Volatility Fund $ (5,142,133) $ (5,142,133)

ABR Funds
ADDITIONAL INFORMATION
January 31, 2021

Investment Advisory Agreement Approval
At the June 24, 2020 Board meeting (the “June meeting”), the Board, including the Independent Trustees, met and considered the initial approval of the investment advisory agreement between the Adviser and the Trust pertaining to the ABR 75/25 Volatility Fund, a new series of the Trust (the “Advisory Agreement”). In preparation for the June meeting, the Board was presented with a range of information to assist in its deliberations. The Board requested and reviewed written responses from the Adviser to a letter circulated on the Board's behalf concerning the Adviser’s personnel, operations, financial condition, performance, compensation and services provided to the
Funds by the Adviser. During its deliberations, the Board received an oral presentation from the Adviser and discussed the materials with the Adviser, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and, as necessary, with the Trust's administrator. The Independent Trustees also met in executive session with Independent Legal Counsel while deliberating.
At the June meeting, the Board reviewed, among other matters, the topics discussed below.
Nature, Extent & Quality of Services
Based on written materials received and the presentation from senior representatives of the Adviser regarding the personnel, operations, and financial condition of the Adviser, the Board considered the quality of services to be provided by the Adviser under the Advisory
Agreement. In this regard, the Board considered information regarding the experience, qualifications and professional background of the portfolio managers and other personnel at the Adviser with principal responsibility for the Funds, as well as the investment philosophy and decision-making process of those professionals and the capability and integrity of the Adviser’s senior management and staff.
The Board considered also the adequacy of the Adviser’s resources and noted the Adviser’s representations that the firm is financially stable and has the operational capability and the necessary staffing and experience to continue providing quality investment advisory services to the Funds. Based on the presentation and the materials provided by the Adviser in connection with the Board’s consideration of the approval of the Advisory Agreement, and other relevant considerations, the Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided to the Funds under the Advisory Agreement.
Performance
Recognizing that the ABR 75/25 Volatility Fund is new and has no performance history, the Board did not consider the performance history of the ABR 75/25 Volatility Fund. Instead, the Board considered the performance achieved by the Adviser with regard to managing the ABR Dynamic Blend Equity & Volatility Fund and ABR 50/50 Volatility Fund.
Based on the foregoing and other relevant considerations, the Board concluded that the Adviser’s management of the Funds could benefit the Funds and their shareholders.
Compensation
With respect to the ABR 75/25 Volatility Fund, the Board evaluated the Adviser’s proposed compensation structure for providing advisory services to the ABR 75/25 Volatility Fund and analyzed comparative information on actual advisory fee rates and actual total expenses. The Board observed that the ABR 75/25 Volatility Fund’s proposed contractual advisory fee was higher than the median of its Broadridge peers. The Board noted the Adviser’s commitment to contractually waiving fees or reimbursing expenses to help ensure that the ABR 75/25 Volatility Fund’s total expense ratio remained at competitive levels.
Based on the foregoing, and other relevant considerations, the Board concluded that the Adviser’s advisory fee rate charged to the ABR
75/25 Volatility Fund were reasonable in light of the nature, extent, and quality of services to be provided by the Adviser.
Cost of Services and Profitability
The Board considered information regarding the estimated costs of services and its estimated profitability with respect to the ABR 75/25
Volatility Fund. In this regard, the Board considered the Adviser’s resources devoted to the Fund, as well as the Adviser’s discussion of the aggregate costs and profitability of its mutual fund activities. Based on these and other applicable considerations, the Board concluded that the Adviser’s profits attributable to management of the Fund appeared to be reasonable in light of the nature, extent and quality of the services to be provided by the Adviser.

ABR Funds
ADDITIONAL INFORMATION
January 31, 2021

Economies of Scale
The Board considered whether the Funds are generating economies of scale. In this respect, given the assets of the Funds and the
Adviser’s advisory fee waivers, as well as other information presented by the Adviser regarding the prospects for the Funds’ growth, the current asset levels of the Funds, and other applicable considerations, the Board concluded that the asset levels of the Funds were not consistent with the existence of economies of scale and that economies of scale were not a material factor in approving the Advisory
Agreement with respect to the Funds.
Other Benefits
The Board noted the Adviser’s representation that, aside from its contractual advisory fees, it does not benefit in a material way from its relationship with the Funds. Based on the foregoing representation and other applicable considerations, the Board concluded that other benefits received by the Adviser from its relationship with the Funds were not a material factor in approving the continuation of the Advisory Agreement.
Conclusion
The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Fund/Trustee Counsel discussing the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangement, as outlined in the Advisory Agreement, was fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred and such other matters as the Board considered relevant.
Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program, as required by Rule 22e-4 (the “Liquidity
Rule”) under the Investment Company Act of 1940, as amended. The liquidity risk management program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Funds' investment strategy and the liquidity of the portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections and its cash holdings and access to other funding sources.
The Board approved the designation of the Trust’s Valuation Committee as the administrator of the liquidity risk management program
(the “Program Administrator”). The Program Administrator is responsible for the administration and oversight of the program and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy, and effectiveness.
The Program Administrator assessed the Fund’s liquidity risk profile based on information gathered for the period June 1, 2019 through
June 30, 2020 in order to prepare a written report to the Board for review at its meeting held on September 10, 2020.
The Program Administrator’s written report stated that: (i) the Funds are able to meet redemptions in normal and reasonably foreseeable stressed conditions and without significant dilution of remaining shareholders’ interests in the Funds; (ii) the Funds' strategy is appropriate for an open-end mutual fund; (iii) the liquidity classification determinations regarding the Funds' portfolio investments, which take into account a variety of factors and may incorporate analysis from one or more third-party data vendors, remained appropriate; (iv) the
Funds did not approach the internal triggers set forth in the liquidity risk management program or the regulatory percentage limitation
(15%) on holdings in illiquid investments; (v) it continues to be appropriate to not set a “highly liquid investment minimum” for the
Funds because the Funds primarily hold “highly liquid investments”; and (vi) the liquidity risk management program remains reasonably designed and adequately implemented to prevent violations of the Liquidity Rule. The report also reviewed the changes to the Program since its inception. No significant liquidity events impacting the Funds or proposed changes to the Program were noted in the report.
Proxy Voting Information
A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to securities held in each
Fund’s portfolio is available, without charge and upon request, by calling (855) 422-4518 and on the U.S. Securities and Exchange
Commission’s (the “SEC”) website at www.sec.gov. Each Fund’s proxy voting record for the most recent twelve-month period ended
June 30 is available, without charge and upon request, by calling (855) 422-4518 and on the SEC’s website at www.sec.gov.

ABR Funds
ADDITIONAL INFORMATION
January 31, 2021

Availability of Quarterly Portfolio Schedules
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form
N-PORT. Forms N-PORT are available free of charge on the SEC’s website at www.sec.gov.
Shareholder Expense Example
As a shareholder of the Funds , you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees (for Investor
Shares only) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1,
2020 (August 3, 2020 and August 5, 2020 for the ABR 75/25 Volatility Fund's Institutional Shares and Investor Shares, respectively)
through January 31, 2021.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.
Beginning
Account Value
August 1, 2020
Ending
Account Value
January 31, 2021
Expenses
Paid During
Period*
Annualized
Expense
Ratio*
ABR Dynamic Blend Equity & Volatility Fund
Institutional Shares
Actual $ 1,000.00 $ 991.18 $ 10.04 2.00%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,015.12 $ 10.16 2.00%
Investor Shares
Actual $ 1,000.00 $ 990.23 $ 11.29 2.25%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,013.86 $ 11.42 2.25%
ABR 50/50 Volatility Fund
Institutional Shares
Actual $ 1,000.00 $ 1,070.63 $ 13.05 2.50%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,012.60 $ 12.68 2.50%
Investor Shares
Actual $ 1,000.00 $ 1,069.71 $ 14.35 2.75%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,011.34 $ 13.94 2.75%
* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184) divided by 365 to reflect the half-year period.

ABR Funds
ADDITIONAL INFORMATION
January 31, 2021

Beginning
Account Value
August 3, 2020
Ending
Account Value
January 31, 2021
Expenses
Paid During
Period*
Annualized
Expense
Ratio*
ABR 75/25 Volatility Fund
Institutional Shares
Actual $ 1,000.00 $ 955.00 $ 8.48 1.75%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,016.38 $ 8.89 1.75%
* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181) divided by 365 to reflect the half-year period.
Beginning
Account Value
August 3, 2020
Ending
Account Value
January 31, 2021
Expenses
Paid During
Period*
Annualized
Expense
Ratio*
ABR 75/25 Volatility Fund
Investor Shares
Actual $ 1,000.00 $ 953.00 $ 9.58 2.00%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,015.12 $ 10.16 2.00%
* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (179) divided by 365 to reflect the half-year period.

ABR Funds
FOR MORE INFORMATION:
P.O. Box 588
Portland, ME 04112
(855) 422-4518 (toll free)
INVESTMENT ADVISER
ABR Dynamic Funds, LLC
48 Wall Street
New York, NY 10005
TRANSFER AGENT
Apex Fund Services
P.O. Box 588
Portland, ME 04112
www.theapexgroup.com
DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com
This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ risks, objectives, fees and expenses, experience of its management, and other information. For the most recent month-end performance and current fund prices, please call (855) 422-4518.
227-SAR-0121

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.
(a)

Included as part of report to shareholders under Item 1.
(b)

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 13. EXHIBITS.

(a)(1)  Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Forum Funds II

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	March 23, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	March 23, 2021

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	March 23, 2021